Shares Options Granted (Detail) (CNY)	1 Months Ended	12 Months Ended
	Feb. 06, 2012	Dec. 31, 2012 Granted to the Group's employees	Dec. 31, 2012 Granted To Employees Of VODone	Dec. 31, 2012 VODone Limited	Dec. 31, 2010 VODone Limited
Number of shares
Beginning Balance				6,200,000	5,000,000
Granted		23,404,120	2,431,592		5,900,000
Forfeited		(535,912)
Exercised					(4,700,000)
Ending Balance		22,868,208	2,431,592	6,200,000	6,200,000
Vested and expected to vest at December 31, 2012		22,868,208	2,431,592
Vested at December 31, 2012				6,200,000
Exercisable at December 31, 2012				6,200,000
Weighted average Excercise price
Beginning Balance				1.89	1.48
Granted		3.81	3.81		1.93
Forfeited		3.81
Exercised					1.50
Ending Balance		3.81	3.81	1.89	1.89
Vested and expected to vest at December 31, 2012		3.81	3.81
Vested at December 31, 2012				1.89
Exercisable at December 31, 2012		3.81	3.81	1.89
Weighted average grant date fair value per share
Beginning Balance				0.46	0.34
Granted	3.25	0.95	0.95		0.47
Forfeited		0.95
Exercised					0.34
Ending Balance		0.95	0.95	0.46	0.46
Vested and expected to vest at December 31, 2012		0.95	0.95
Vested at December 31, 2012				0.46
Exercisable at December 31, 2012		0.95	0.95	0.46
Weighted average remaining contractual term
Ending Balance		4 years 1 month 6 days	4 years 1 month 6 days	10 months 21 days
Vested and expected to vest at December 31, 2012		4 years 1 month 6 days	4 years 1 month 6 days	10 months 21 days
Exercisable at December 31, 2012		4 years 1 month 6 days	4 years 1 month 6 days	10 months 21 days
Aggregate intrinsic value
Beginning Balance
Ending Balance
Vested at December 31, 2012
Vested and expected to vest at December 31, 2012
Exercisable at December 31, 2012